Personnel expenses - Headcount (Details) - employee	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Number of employees
Average number of employees	201,829	195,732	191,635
Number of employees	202,713	202,251	188,492
Average number of employees with disabilities	3,436
Banco Santander S.A.
Number of employees
Average number of employees with disabilities	241	209	216
Number of employees with disabilities at end of period	304	211	213
Threshold degree of disability (as a percent)	33.00%	33.00%
The Bank Personnel
Number of employees
Average number of employees	30,421	21,391	22,284
The Bank Senior management
Number of employees
Average number of employees	22	64	76
The Bank Other line personnel
Number of employees
Average number of employees	30,399	21,327	20,291
The Bank Clerical staff
Number of employees
Average number of employees			1,904
The Bank General services personnel
Number of employees
Average number of employees			13
Rest of Spain
Number of employees
Average number of employees	7,944	12,703	6,925
Santander UK plc
Number of employees
Average number of employees	18,757	19,079	19,428
Banco Santander (Brasil) S.A
Number of employees
Average number of employees	46,645	46,210	48,052
Other Companies
Number of employees
Average number of employees	98,062	96,349	94,946
Senior executives/management
Number of employees
Number of employees - men	1,543
Number of employees - women	399
Percentage of employees - men	79.00%
Percentage of employees - women	21.00%
Average number of employees with disabilities	6
Other executives
Number of employees
Number of employees - men	14,471
Number of employees - women	8,607
Percentage of employees - men	63.00%
Percentage of employees - women	37.00%
Other personnel
Number of employees
Number of employees - men	76,120
Number of employees - women	101,573
Percentage of employees - men	43.00%
Percentage of employees - women	57.00%
Other management
Number of employees
Average number of employees with disabilities	64
Other staff
Number of employees
Average number of employees with disabilities	3,366
SPAIN
Number of employees
Average number of employees with disabilities		3,289	2,941
Threshold degree of disability (as a percent)	33.00%
Abroad | Senior executives/management
Number of employees
Number of employees - men	523
Number of employees - women	100
Percentage of employees - men	84.00%
Percentage of employees - women	16.00%
Abroad | Other executives
Number of employees
Number of employees - men	6,427
Number of employees - women	4,256
Percentage of employees - men	60.00%
Percentage of employees - women	40.00%
Abroad | Other personnel
Number of employees
Number of employees - men	40,729
Number of employees - women	54,952
Percentage of employees - men	43.00%
Percentage of employees - women	57.00%
Continental Europe | Senior executives/management
Number of employees
Number of employees - men	913
Number of employees - women	260
Percentage of employees - men	78.00%
Percentage of employees - women	22.00%
Continental Europe | Other executives
Number of employees
Number of employees - men	6,735
Number of employees - women	3,711
Percentage of employees - men	64.00%
Percentage of employees - women	36.00%
Continental Europe | Other personnel
Number of employees
Number of employees - men	26,173
Number of employees - women	32,759
Percentage of employees - men	44.00%
Percentage of employees - women	56.00%
UK | Senior executives/management
Number of employees
Number of employees - men	107
Number of employees - women	39
Percentage of employees - men	73.00%
Percentage of employees - women	27.00%
UK | Other executives
Number of employees
Number of employees - men	1,309
Number of employees - women	640
Percentage of employees - men	67.00%
Percentage of employees - women	33.00%
UK | Other personnel
Number of employees
Number of employees - men	9,218
Number of employees - women	13,862
Percentage of employees - men	40.00%
Percentage of employees - women	60.00%